SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rate of translations of amounts from RMB into US$	6.8972			6.8972
Advertising expenses	¥ 793,211,000	¥ 997,650,000	¥ 812,415,000
Employee benefit expenses incurred	395,193,000	256,533,000	¥ 135,478,000
Tax adjustments to arrive at other comprehensive income/(loss)	¥ 0
Number of Reportable Segments	1
Accumulated deficit	¥ (3,586,480,000)	¥ (3,693,119,000)		$ (519,991)
ASU | Cumulative-effect adjustment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit					¥ 606,000